Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices on Timing of Equity Grants
It is our policy not to time the granting of equity awards, including stock option awards, in relation to the release of material non-public information. Accordingly, regularly scheduled awards are permitted to be granted at times when there is material non-public information. We will generally grant equity awards to newly hired and promoted executive officers at the subsequently scheduled committee or board meeting following the respective effective date of the hire or promotion. We will not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. In fiscal year ended June 30, 2025, we did not grant option awards to our named executive officers during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Award Timing Method	We will generally grant equity awards to newly hired and promoted executive officers at the subsequently scheduled committee or board meeting following the respective effective date of the hire or promotion.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We will not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. In fiscal year ended June 30, 2025, we did not grant option awards to our named executive officers during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false